CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - 6 months ended Dec. 31, 2015 - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Stockholders' Equity, beginning of period, Value at Jun. 25, 2015
Stockholders' Equity, beginning of period, Shares at Jun. 25, 2015
Stock issued for cash, Value	$ 1,594	$ 1,425,076			$ 1,426,670
Stock issued for cash, Shares	15,943,920
Treasury stock, purchased and retired, Value	$ (44)	(1,388)			(1,432)
Treasury stock, purchased and retired, Shares	(443,920)
Recapitalization - November 30, 2015, Value	$ 394	248,186			248,580
Recapitalization - November 30, 2015, Shares	3,937,236
Foreign currency translation adjustments at Dec. 31, 2015				$ (40,378)	(40,378)
Net Loss			$ (372,396)		(372,396)
Stockholders' Equity, end of period, Value at Dec. 31, 2015	$ 1,944	$ 1,671,874	$ (372,396)	$ (40,378)	$ 1,261,044
Stockholders' Equity, end of period, Shares at Dec. 31, 2015	19,437,236